CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 13,369	83,309	56,573	76,157
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,326	8,258	6,483	6,283
Depreciation and amortization of property and equipment	4,073	25,377	23,900	20,971
Amortization of land use rights	98	608	608	609
Amortization of acquired intangible assets	626	3,903	4,171	4,432
Intangible assets impairment	947	5,901
Gain on consolidation of Hongcheng Xueyuan				(260)
Investment (income) loss	(234)	(1,460)	201	(1,071)
Gain on disposal of subsidiaries	(353)	(2,197)
Loss from equity method investments	35	219
Provision for account receivables	55	340		540
Loss from disposal of property and equipment	259	1,611	234	82
Changes in assets and liabilities:
Restricted cash				365
Accounts receivable	(607)	(3,779)	3,613	(6,900)
Inventories			358	1,494
Prepaid expenses and other current assets	86	532	7,458	(4,930)
Amounts due from related parties	(10,324)	(64,325)	8,646	(68,791)
Rental deposits	115	716	(1,277)	(61)
Accounts payable	26	162	(2,013)	1,128
Deferred revenues	1,195	7,438	21,858	8,589
Accrued expenses and other current liabilities	3,348	20,851	8,700	14,628
Amounts due to related parties	3,606	22,468	(19,717)	4,009
Income tax payable	(346)	(2,154)	6,836	11,223
Other taxes payable	855	5,324	1,462	4,555
Deferred income taxes	1,041	6,488	(6,034)	(4,600)
Unrecognized tax benefit	434	2,706	2,398	(4,036)
Net cash provided by operating activities	19,630	122,296	124,458	64,416
Cash flows from investing activities:
Purchase of businesses, net of cash acquired of RMB1,382, nil and nil in 2010, 2011 and 2012, respectively				(6,078)
Purchase of property and equipment	(1,991)	(12,407)	(20,788)	(26,859)
Proceeds from disposal of subsidiaries, net of cash disposed	807	5,026
Deposits paid for acquisition of property and equipment			(18,863)	(19,792)
Maturity of term deposits	985	6,135	22,337	1,434
Purchase of exclusive partnership with universities	(157)	(980)	(1,960)
Purchase of short-term investments	(2,018)	(12,571)	(19,556)	(28,016)
Purchase of long-term investments	(164)	(1,020)
Proceeds from disposal of property and equipment	14	89	275	112
Proceeds from sale of short-term investments	4,203	26,187	16,306	17,071
Proceeds from disposal of exclusive partnership with universities	51	315
Acquisition of noncontrolling interest of Yuancheng Education				(998)
Net cash (used in) provided by investing activities	1,730	10,774	(22,249)	(63,126)
Cash flows from financing activities:
Payment of deferred consideration for purchase of property and equipment			(1,479)
Cash dividends paid to noncontrolling shareholders	(3,442)	(21,441)	(13,510)	(5,632)
Capital contribution by noncontrolling shareholders			2,960	490
Repurchase and cancellation of ordinary shares	(734)	(4,574)	(7,437)	(13,468)
Proceeds from exercise of share options	813	5,068	598	6,098
Prepayment for shares repurchases			(168)	(735)
Net cash used in financing activities	(3,363)	(20,947)	(19,036)	(13,247)
Effect of exchange rate changes	9	53	80	(693)
Net (decrease) increase in cash and cash equivalents	18,006	112,176	83,253	(12,650)
Cash and cash equivalents, beginning of year	43,939	273,746	190,493	203,143
Cash and cash equivalents, end of year	61,945	385,922	273,746	190,493
Supplemental disclosure of cash flow information
Income taxes paid	3,112	19,387	13,844	10,746
Interest paid				5